Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Corporate Bonds (8.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.6%)
American Honda Finance Corp. 4.900%, 7/9/27	1,055,000	1,078
Honda Motor Co., Ltd. 2.271%, 3/10/25	1,550,000	1,533

Total		2,611

Consumer, Non-cyclical (1.5%)
AbbVie, Inc. 2.950%, 11/21/26	800,000	783
Amgen, Inc. 5.250%, 3/2/33	830,000	864
Bristol-Myers Squibb Co. 5.200%, 2/22/34	197,000	208
Roche Holdings, Inc. 2.314%, 3/10/27 144A	1,270,000	1,225
Stryker Corp. 4.850%, 12/8/28	800,000	821
Thermo Fisher Scientific, Inc. 1.215%, 10/18/24	2,570,000	2,565

Total		6,466

Financial (4.7%)
American Express Co.
5.043%, (US SOFR plus 0.930%), 7/26/28 α	671,000	686
Athene Global Funding 4.860%, 8/27/26 144A	1,045,000	1,052
5.349%, 7/9/27 144A	791,000	808
Bank of America Corp.
5.468%, (US SOFR plus 1.650%), 1/23/35 α	335,000	352
5.933%, (US SOFR plus 1.340%), 9/15/27 α	2,210,000	2,276
The Charles Schwab Corp.
5.375%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 4.971%), 12/31/99 µ,α	1,055,000	1,053
Chubb INA Holdings, Inc. 5.000%, 3/15/34	1,070,000	1,111
Citigroup, Inc.
5.827%, (US SOFR plus 2.056%), 2/13/35 α	420,000	439
6.270%, (US SOFR plus 2.338%), 11/17/33 α	70,000	77
Cooperatieve Rabobank UA 4.333%, 9/28/26	1,500,000	1,510
GA Global Funding Trust 4.400%, 9/23/27 144A	1,070,000	1,067
Highwoods Realty LP 3.875%, 3/1/27	1,080,000	1,056
JPMorgan Chase & Co.
4.005%, (US SOFR 3 Month plus 1.382%), 4/23/29 α	360,000	356
4.995%, (US SOFR plus 1.125%), 7/22/30 α	1,040,000	1,069
5.299%, (US SOFR plus 1.450%), 7/24/29 α	760,000	786
6.087%, (US SOFR plus 1.570%), 10/23/29 α	970,000	1,034
Morgan Stanley Bank NA
4.968%, (US SOFR plus 0.930%), 7/14/28 α	471,000	481

Corporate Bonds (8.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
National Bank of Canada
5.600%, (US SOFR plus 1.036%), 7/2/27 α	603,000	615
Nationwide Building Society 5.127%, 7/29/29 144A	1,075,000	1,107
Truist Financial Corp.
6.123%, (US SOFR plus 2.300%), 10/28/33 α	1,477,000	1,594
UBS Group Funding AG 4.125%, 9/24/25 144A	843,000	840
Wells Fargo & Co.
5.389%, (US SOFR plus 2.020%), 4/24/34 α	120,000	124
6.303%, (US SOFR plus 1.790%), 10/23/29 α	170,000	182

Total		19,675

Industrial (0.6%)
Caterpillar Financial Services Corp. 3.650%, 8/12/25	1,970,000	1,960
Keysight Technologies, Inc. 4.600%, 4/6/27	514,000	518

Total		2,478

Technology (0.2%)
Hewlett Packard Enterprise Co. 4.400%, 9/25/27	627,000	628

Total		628

Utilities (0.8%)
Duke Energy Florida LLC 5.875%, 11/15/33	460,000	503
Oncor Electric Delivery Co. LLC 4.300%, 5/15/28	1,620,000	1,628
PPL Electric Utilities Corp. 4.850%, 2/15/34	850,000	869
Sempra 3.300%, 4/1/25	507,000	503

Total		3,503

Total Corporate Bonds (Cost: $34,899)		35,361

Governments (68.1%)
Governments (68.1%)
Canadian Government Bond 3.500%, 3/1/28 CAD ∞	7,200,000	5,458
4.000%, 3/1/29 CAD ∞	1,580,000	1,230
Canadian Government Real Return Bond 4.000%, 12/1/31 CAD ∞	1,507,569	1,322
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 4/15/26 EUR §,∞	10,580,923	11,585
Federal Home Loan Bank 5.500%, 7/15/36	1,000,000	1,137
Federal Home Loan Mortgage Corp. 6.250%, 7/15/32	12,485,000	14,567
Federal National Mortgage Association 6.625%, 11/15/30	11,415,000	13,209

Inflation Protection Portfolio

Corporate Bonds (68.1%)	Shares/ Par +	Value $ (000’s)
Governments continued
Province of British Columbia Canada 4.150%, 6/18/34 CAD ∞	2,800,000	2,155
Province of Quebec 4.450%, 9/1/34 CAD ∞	1,400,000	1,102
Tennessee Valley Authority 1.500%, 9/15/31	1,500,000	1,287
3.875%, 3/15/28	1,750,000	1,767
5.880%, 4/1/36	3,250,000	3,760
US Treasury Inflation Index Bond 0.125%, 1/15/30 ß	19,095,294	17,815
0.125%, 7/15/30	10,366,038	9,639
0.125%, 1/15/31	15,936,818	14,643
0.125%, 7/15/31	10,808,119	9,887
0.125%, 1/15/32	12,935,010	11,689
0.125%, 2/15/51	8,577,439	5,414
0.125%, 10/15/26 ß	2,958,147	2,876
0.250%, 2/15/50	6,753,113	4,480
0.250%, 7/15/29	3,688,860	3,500
0.375%, 7/15/27	10,607,768	10,315
0.500%, 1/15/28	9,563,400	9,259
0.625%, 7/15/32	10,229,909	9,578
0.625%, 2/15/43	8,550,250	6,861
0.750%, 2/15/42	10,571,936	8,809
0.750%, 2/15/45	17,590,906	14,056
0.875%, 2/15/47	5,863,365	4,706
0.875%, 1/15/29	10,961,632	10,701
1.000%, 2/15/46	3,915,919	3,262
1.000%, 2/15/48	3,571,344	2,933
1.000%, 2/15/49	3,061,079	2,496
1.125%, 1/15/33	4,962,730	4,788
1.250%, 4/15/28	8,913,100	8,828
1.375%, 7/15/33	23,715,927	23,376
1.375%, 2/15/44	11,039,401	10,065
1.750%, 1/15/34	3,990,558	4,035
1.750%, 1/15/28	517,966	522
2.125%, 2/15/41	3,620,811	3,788
2.375%, 10/15/28	256,720	267
2.500%, 1/15/29	3,391,406	3,537
3.625%, 4/15/28	2,916,975	3,126
3.875%, 4/15/29	3,826,520	4,223

Total		288,053

Total Governments (Cost: $315,066)		288,053

Municipal Bonds (0.4%)
Municipal Bonds (0.4%)
Golden State Tobacco Securitization Corp. 2.746%, 6/1/34 RB	740,000	647
University of California 1.316%, 5/15/27 RB	1,105,000	1,034

Total Municipal Bonds (Cost: $1,771)		1,681

Structured Products (17.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities (3.0%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B 2.482%, 8/15/46 144A	1,100,000	1,029
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
6.564%, (US SOFR 3 Month plus 1.282%), 4/20/31 144A	599,442	600
Blackbird Capital Aircraft, Series 2021-1A, Class A 2.443%, 7/15/46 144A	713,819	658
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 4.940%, 1/25/52 144A CAD ∞	850,000	604
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2 3.093%, 4/20/34 144A	2,000,000	1,842
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	1,000,000	964
Goodgreen Trust, Series 2020-1A, Class A 2.630%, 4/15/55 144A	526,711	456
Goodgreen Trust, Series 2021-1A, Class A 2.660%, 10/20/56 144A	243,945	209
Greenwood Park CLO, Ltd., Series 2018-1A, Class A
1 6.593%, (US SOFR 3 Month plus 1.292%), 4/15/31 144A	269,205	269
Hilton Grand Vacations Trust, Series 2019-AA, Class B 2.540%, 7/25/33 144A	335,091	326
KKR Financial CLO, Ltd., Series 2018-22A, Class A
6.694%, (US SOFR 3 Month plus 1.412%), 7/20/31 144A	1,158,153	1,159
KKR Financial CLO, Ltd., Series 2022-1A, Class BR
7.282%, (US SOFR 3 Month plus 2.000%), 7/20/31 144A	1,425,000	1,416
Palmer Square CLO, Ltd., Series 2018-1A, Class A1R2
6.677%, (US SOFR 3 Month plus 1.392%), 1/17/31 144A	365,329	366
RCKT Mortgage Trust, Series 2024-CES3, Class A1A 6.591%, (AFC), 5/25/44 144A	469,345	477
Sierra Receivables Funding Co. LLC, Series 2021-A1, Class B 1.340%, 11/20/37 144A	626,836	605
Subway Funding LLC, Series 2024-1A, Class A2II 6.268%, 7/30/54 144A	554,000	572
Switch ABS Issuer, LLC, Series 2024-2A, Class A2 5.436%, 6/25/54 144A	625,000	632
Towd Point Mortgage Trust, Series 2024- CES3, Class A1 6.290%, (AFC), 5/25/64 144A	664,750	673

Total		12,857

Inflation Protection Portfolio

Structured Products (17.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities (14.0%)
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	370,594	344
Angel Oak Mortgage Trust, Series 2019-6, Class A3 2.927%, (AFC), 11/25/59 144A	131,608	129
Arroyo Mortgage Trust, Series 2021-1R, Class A2 1.483%, (CSTR, AFC), 10/25/48 144A	254,510	228
Arroyo Mortgage Trust, Series 2021-1R, Class A3 1.637%, (CSTR, AFC), 10/25/48 144A	195,777	175
BANK5 Trust, Series 2024-5YR6, Class A3 6.225%, 5/15/57	818,000	871
BANK5 Trust, Series 2024-5YR7, Class A3 5.769%, 6/15/57	1,520,000	1,591
BBCMS Mortgage Trust, Series 2024-C27, Class A3 6.014%, 7/15/57	400,000	423
Benchmark Mortgage Trust, Series 2024-V8, Class A3 6.189%, (AFC), 7/15/57	1,412,000	1,506
BRAVO Residential Funding Trust, Series 2024-NQM4, Class A1B 5.600%, (AFC), 1/25/60 144A ∑	1,194,460	1,173
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A 6.000%, (AFC), 2/25/55 144A	535,636	543
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1
7.380%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	429,527	435
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	43,156	40
Credit Suisse Mortgage Trust, Series 2021- NQM2, Class A3 1.538%, (AFC), 2/25/66 144A	234,899	211
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3 2.856%, 5/25/65 144A	952,973	936
Federal Home Loan Mortgage Corp. 3.500%, 8/1/52	1,921,892	1,792
4.500%, 10/1/52	1,755,854	1,728
4.500%, 4/1/53	2,123,306	2,090
Federal National Mortgage Association 2.500%, 1/1/52	7,526,761	6,567
4.000%, 9/1/52	9,258,855	8,905
5.500%, 1/1/53	3,718,911	3,764
GCAT Trust, Series 2024-INV3, Class A6 5.500%, (AFC), 9/25/54 144A	853,906	860
Government National Mortgage Association 3.000%, 9/20/51	3,476,519	3,171
5.000%, 8/20/53	6,146,950	6,161
5.500%, 12/20/52	1,615,999	1,635
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A 4.128%, 7/5/31 144A	2,020,000	1,848
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.711%, (AFC), 10/25/29 144A	177,555	173

Structured Products (17.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	537,044	496
JP Morgan Mortgage Trust, Series 2024-5, Class A6 6.000%, (AFC), 11/25/54 144A	1,188,706	1,200
JP Morgan Mortgage Trust, Series 2024-6, Class A6 6.000%, (AFC), 12/28/54 144A	821,532	829
JP Morgan Mortgage Trust, Series 2024-9, Class A6 5.500%, (AFC), 2/25/55 144A	1,350,000	1,352
MFRA Trust, Series 2024-NQM2, Class A1 6.272%, (AFC), 8/25/69 144A ∑	1,561,743	1,565
NJ Trust, Series 2023-GSP, Class A 6.697%, 1/6/29 144A	825,000	875
RATE Mortgage Trust, Series 2024-J3, Class A8 1.000%, (AFC), 10/25/54 144A	525,000	525
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	950,100	874
Sequoia Mortgage Trust, Series 2024-6, Class A11 6.000%, (AFC), 7/27/54 144A	549,049	554
Sequoia Mortgage Trust, Series 2024-9, Class A5 5.500%, (AFC), 10/25/54 144A	1,425,000	1,434
STACR Trust, Series 2021-DNA7, Class M1
6.130%, (US 30 Day Average SOFR plus 0.850%), 11/25/41 144A	1,014,968	1,014
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	601,466	561
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	536,584	483
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	234,054	224

Total		59,285

Total Structured Products (Cost: $72,821)		72,142

Short-Term Investments (4.3%)
Commercial Paper (4.3%)
Lion Bay Funding LLC 0.000%, 10/1/24	9,050,000	9,049
Overwatch Alpha FDG LLC 0.000%, 10/1/24	9,050,000	9,049

Total		18,098

Total Short-Term Investments (Cost: $18,100)		18,098

Total Investments (98.2%) (Cost: $442,657)@		415,335

Other Assets, Less Liabilities (1.8%)		7,460

Net Assets (100.0%)		422,795

Inflation Protection Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Ten-Year US Treasury Note Future	Long	USD	6,300	63	12/24	$7,200	$11		$(29)
							$11		$(29)

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
CPURNSA	2.073%	8/27	3,500	USD	$–	$458	$458	$2
CPURNSA	2.145%	11/27	5,000	USD	(1)	600	599	3
CPURNSA	2.386%	8/29	12,000	USD	1	(44)	(43)	20
CPURNSA	1.884%	11/29	2,000	USD	–	295	295	3
CPURNSA	2.243%	1/26	6,000	USD	–	682	682	–	π
CPURNSA	1.078%	6/25	3,000	USD	–	523	523	–	π
CPURNSA	2.503%	8/26	7,000	USD	–	(2)	(2)	2
CPURNSA	2.415%	2/28	2,500	USD	–	15	15	2
CPURNSA	2.565%	4/28	1,500	USD	–	(5)	(5)	1
CPURNSA	2.370%	2/29	13,400	USD	1	18	19	21
CPURNSA	2.438%	2/30	9,500	USD	–	47	47	17
CPURNSA	1.291%	5/30	2,000	USD	–	412	412	3
CPURNSA	1.629%	6/30	2,000	USD	–	373	373	3
CPURNSA	2.663%	8/30	1,200	USD	–	(16)	(16)	2
CPURNSA	2.498%	9/31	7,000	USD	–	457	457	15
CPURNSA	2.619%	3/33	5,500	USD	1	(57)	(56)	13
CPURNSA	2.495%	5/33	3,500	USD	1	(15)	(14)	8
CPURNSA	2.650%	8/33	8,500	USD	1	(157)	(156)	21
CPURNSA	2.485%	2/34	3,400	USD	1	(20)	(19)	9
CPURNSA	1.800%	10/29	3,700	USD	–	574	574	6

					$5	$4,138	$4,143	$151

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$151	$–	$151	$–	$(29)	$(29)	$–

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Goldman Sachs International	CAD	2,771	2,053	12/18/24	$	—π	$(7)		$(7)
Buy	Morgan Stanley Capital Services LLC	CAD	710	526	12/18/24		—	—	π	—	π
Sell	Bank of America NA	CAD	17,781	13,173	12/18/24		—	(58)		(58)
Sell	Morgan Stanley Capital Services LLC	CAD	1,518	1,125	12/18/24		2	—	π	2
Sell	Bank of America NA	EUR	10,170	11,356	12/18/24		—	(42)		(42)

							$2	$(107)		$(105)

Inflation Protection Portfolio

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.140%	7/25	2,900	$317	$317
CPURNSA	Bank of America NA	1.790%	8/25	1,500	217	217
CPURNSA	Bank of America NA	2.240%	4/27	3,500	365	365
CPURNSA	Bank of America NA	2.218%	4/27	2,000	213	213
CPURNSA	Bank of America NA	2.235%	4/27	2,000	210	210
CPURNSA	Bank of America NA	2.235%	5/27	5,000	528	528
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(234)	(234)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(118)	(118)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	1,315	1,315
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	1,038	1,038
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	986	986
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	328	328
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	316	316
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	420	420

					$5,901	$5,901

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$ 2	$ 6,253	$ 6,255	$(107)	—	$ (352)	$ (459)

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024 the value of these securities (in thousands) was $38,037 representing 9.0% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
∞	Foreign Bond — par value is foreign denominated.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2024, the aggregate value of these securities was $11,585 (in thousands), representing 2.7% of net assets.

ß	Part or all of the security has been pledged as collateral.
∑	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $442,662 and the net unrealized depreciation of investments based on that cost was $17,377 which is comprised of $13,965 aggregate gross unrealized appreciation and $31,342 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Inflation Protection Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$1,681	$—
Corporate Bonds	—	35,361	—
Governments	—	288,053	—
Structured Products	—	72,142	—
Short-Term Investments	—	18,098	—
Other Financial Instruments^
Futures	11	—	—
Forward Foreign Currency Contracts	—	2	—
Total Return Swaps	—	10,707	—

Total Assets:	$11	$426,044	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(107)	—
Total Return Swaps	—	(663)	—

Total Liabilities:	$—	$(770)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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